EXCHANGE TRADED CONCEPTS TRUST

EMQQ The Emerging Markets Internet ETF (NYSE Arca Ticker: EMQQ)

FMQQ The Next Frontier Internet ETF (NYSE Arca Ticker: FMQQ)

INQQ The India Internet ETF (NYSE Arca Ticker: INQQ)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 13, 2024, to each Fund’s currently effective

Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”)

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus, and SAI for each Fund and should be read in conjunction with those documents.

Effective immediately, all references to each Fund’s website are updated to:

•	EMQQ: www.emqqglobaletfs.com/emqq-fund-materials
•	FMQQ: www.emqqglobaletfs.com/fmqq-fund-materials
•	INQQ: www.emqqglobaletfs.com/inqq-fund-materials